Operating Partnership (Condensed Consolidated Statements of Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Total revenues	$ 278,005	$ 256,359	$ 251,844	$ 246,469	$ 264,546	$ 264,699	$ 258,039	$ 262,678	$ 1,032,677	$ 1,049,962		$ 1,043,818
Depreciation and amortization									(265,192)	(270,828)		(279,936)
Income from operations	95,999	96,331	94,400	91,702	113,349	51,257	96,041	97,933	378,432	358,580		400,849
Interest and other income									3,955	2,582		3,868
Interest expense									(244,432)	(267,072)		(281,102)
Gain on extinguishment of debt									265	1,029		0
Gains on Sales of Investment Real Estate									2,286	59,396		2,887
Equity in earnings (losses) of unconsolidated affiliates									8,313	6,138		(188)
Income tax provision (benefit)									(1,404)	269		6,417
Income from continuing operations	84,429	37,425	36,100	34,533	110,325	(18,499)	32,813	36,283	192,487	160,922	[1]	133,619	[1]
Operating income (loss) of discontinued operations									(18,906)	24,073		(35,828)
Gain (loss) on discontinued operations									938	(1)		379
Net income	86,083	12,492	39,393	36,551	109,874	(18,320)	29,532	63,908	174,519	184,994		98,170
Noncontrolling interest in earnings of other consolidated subsidiaries									(23,652)	(25,217)		(25,001)
Net income (loss) attributable to partners of the operating partnership									(19,267)	(25,841)		(11,018)
Operating Partnership [Member]
Total revenues									1,032,677	1,049,961		1,043,818
Depreciation and amortization									(265,192)	(270,828)		(279,936)
Other operating expenses									(389,053)	(420,554)		(363,033)
Income from operations									378,432	358,579		400,849
Interest and other income									3,955	2,583		3,909
Interest expense									(244,432)	(267,072)		(281,101)
Gain on extinguishment of debt									265	1,029		0
Gain on investments									45,072	0		888
Gains on Sales of Investment Real Estate									2,286	59,396		2,887
Equity in earnings (losses) of unconsolidated affiliates									8,313	6,138		(188)
Income tax provision (benefit)									(1,404)	269		6,417
Income from continuing operations									192,487	160,922		133,661
Operating income (loss) of discontinued operations									(18,906)	24,073		(35,828)
Gain (loss) on discontinued operations									938	(1)		379
Net income									174,519	184,994		98,212
Noncontrolling interest in earnings of other consolidated subsidiaries									(23,652)	(25,217)		(25,001)
Net income (loss) attributable to partners of the operating partnership									$ 150,867	$ 159,777		$ 73,211

[1]	The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other. Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.